Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based on: (4)
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1) (2) (3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Consolidated Adjusted EBITDA ($ Millions)(5)

2025	3,149,000	7,617,032	1,256,500	2,873,505	80.20	200.03	(1.9)	116.2
2024	2,224,967	(8,539,396)	986,458	(2,934,616)	59.92	167.75	(62.3)	95.8
2023	1,921,657	(35,584,393)	924,506	(13,013,980)	103.78	135.74	(30.9)	78.6
2022	1,971,164	(33,620,506)	1,069,255	(12,569,618)	143.38	105.11	(31.8)	66.2
2021	58,421,251	78,926,873	21,580,836	30,171,824	227.75	131.73	(25.3)	73.2

(1)
Vijay Manthripragada was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021-2024	2025
Allan Dicks	Allan Dicks
Nasym Afsari	Nasym Afsari
Joshua W. LeMaire	Jose M. Revuelta
Jose M. Revuelta

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Vijay Manthripragada ($)	Exclusion of Stock Awards and Option Awards for Vijay Manthripragada ($)	Inclusion of Equity Values for Vijay Manthripragada ($)	Compensation Actually Paid to Vijay Manthripragada

2025	3,149,000	—	4,468,032	7,617,032

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,256,500	—	1,617,005	2,873,505

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted during Year that Remained Unvested as of Last Day of Year for Vijay Manthripragada ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Vijay Manthripragada ($)	Vesting Date Fair Value of Equity Awards Granted during Year that Vested during Year for Vijay Manthripragada ($)	Change In Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during Year for Vijay Manthripragada ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for Vijay Manthripragada ($)	Total Inclusion of Equity Values for Vijay Manthripragada ($)

2025	—	1,985,798	—	2,482,234	—	4,468,032

Year	Average year End Fair Value Awards Granted during Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted during Year that Vested during Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	—	718,669	—	898,336	—	1,617,005

(4)
The Peer Group TSR set forth in this table utilizes the MSCI USA ESG Leaders Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100.00 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the MSCI USA ESG Leaders Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Consolidated Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Consolidated Adjusted EBITDA is a non-GAAP measure that adds back non-recurring expenses. Consolidated Adjusted EBITDA, a non-GAAP measure, represents net income (loss) before interest expense, income tax expense (benefit) and depreciation and amortization, adjusted for the impact of certain other items, including stock-based compensation expense, acquisition-related costs and fair value-related changes, as set forth in greater detail in our quarterly and annual earnings releases furnished to the SEC as exhibits to Current Reports on Form 8-K.

Company Selected Measure Name		ConsolidatedAdjustedEBITDA
Named Executive Officers, Footnote

2021-2024	2025
Allan Dicks	Allan Dicks
Nasym Afsari	Nasym Afsari
Joshua W. LeMaire	Jose M. Revuelta
Jose M. Revuelta

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the MSCI USA ESG Leaders Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100.00 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the MSCI USA ESG Leaders Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount		$ 3,149,000	$ 2,224,967	$ 1,921,657	$ 1,971,164	$ 58,421,251
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 7,617,032	(8,539,396)	(35,584,393)	(33,620,506)	78,926,873
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Vijay Manthripragada ($)	Exclusion of Stock Awards and Option Awards for Vijay Manthripragada ($)	Inclusion of Equity Values for Vijay Manthripragada ($)	Compensation Actually Paid to Vijay Manthripragada

2025	3,149,000	—	4,468,032	7,617,032

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,256,500	—	1,617,005	2,873,505

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,256,500	986,458	924,506	1,069,255	21,580,836
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 2,873,505	(2,934,616)	(13,013,980)	(12,569,618)	30,171,824
Adjustment to Non-PEO NEO Compensation Footnote

Year	Year End Fair Value of Equity Awards Granted during Year that Remained Unvested as of Last Day of Year for Vijay Manthripragada ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Vijay Manthripragada ($)	Vesting Date Fair Value of Equity Awards Granted during Year that Vested during Year for Vijay Manthripragada ($)	Change In Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during Year for Vijay Manthripragada ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for Vijay Manthripragada ($)	Total Inclusion of Equity Values for Vijay Manthripragada ($)

2025	—	1,985,798	—	2,482,234	—	4,468,032

Year	Average year End Fair Value Awards Granted during Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted during Year that Vested during Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	—	718,669	—	898,336	—	1,617,005

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Stockholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the MSCI USA ESG Leaders Index.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income (loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Consolidated Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our and our Consolidated Adjusted EBITDA during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Financial Performance Measures

As described in greater detail under “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders.

The following table presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Consolidated Adjusted EBITDA

Total Shareholder Return Amount	[4]	$ 80.2	59.92	103.78	143.38	227.75
Peer Group Total Shareholder Return Amount	[4]	200.03	167.75	135.74	105.11	131.73
Net Income (Loss)		$ (1,900,000)	$ (62,300,000)	$ (30,900,000)	$ (31,800,000)	$ (25,300,000)
Company Selected Measure Amount	[5]	116,200,000	95,800,000	78,600,000	66,200,000	73,200,000
PEO Name		Vijay Manthripragada
Measure:: 1
Pay vs Performance Disclosure
Name		Consolidated Adjusted EBITDA
Non-GAAP Measure Description		Adjusted EBITDA is a non-GAAP measure that adds back non-recurring expenses. Consolidated Adjusted EBITDA, a non-GAAP measure, represents net income (loss) before interest expense, income tax expense (benefit) and depreciation and amortization, adjusted for the impact of certain other items, including stock-based compensation expense, acquisition-related costs and fair value-related changes, as set forth in greater detail in our quarterly and annual earnings releases furnished to the SEC as exhibits to Current Reports on Form 8-K.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,468,032
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,985,798
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,482,234
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,617,005
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		718,669
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		898,336
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
[2]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[3]	Vijay Manthripragada was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[4]	The Peer Group TSR set forth in this table utilizes the MSCI USA ESG Leaders Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100.00 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the MSCI USA ESG Leaders Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined Consolidated Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Consolidated Adjusted EBITDA is a non-GAAP measure that adds back non-recurring expenses. Consolidated Adjusted EBITDA, a non-GAAP measure, represents net income (loss) before interest expense, income tax expense (benefit) and depreciation and amortization, adjusted for the impact of certain other items, including stock-based compensation expense, acquisition-related costs and fair value-related changes, as set forth in greater detail in our quarterly and annual earnings releases furnished to the SEC as exhibits to Current Reports on Form 8-K.